Share-Based Payments - Schedule of Outstanding Warrants and their Exercise Price (Details) - Outstanding Warrants [Member]	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares shares
Share-Based Payments - Schedule of Outstanding Warrants and their Exercise Price (Details) [Line Items]
Warrants, Granted beginning		455,500
Weighted average exercise price, Granted beginning (in Euro per share) | € / shares		€ 2.91
Potential shares from exercise of warrants, Granted beginning		455,500
Warrants ,Outstanding beginning		1,637,773
Weighted average exercise price, Outstanding beginning (in Euro per share) | € / shares		€ 9.64
Potential shares from exercise of warrants, Outstanding beginning		1,637,773
Warrants, Exercisable beginning		759,841
Weighted average exercise price, Exercisable beginning (in Euro per share) | € / shares		€ 14.07
Potential shares from exercise of warrants, Exercisable beginning		759,841
Warrants, Granted ending	1,538,000
Weighted average exercise price, Granted ending (in Euro per share) | € / shares	€ 2.6
Potential shares from exercise of warrants, Granted ending	1,538,000
Warrants ,Outstanding ending	2,985,468
Weighted average exercise price, Outstanding ending (in Euro per share) | € / shares	€ 6.09
Potential shares from exercise of warrants, Outstanding ending	2,985,468
Warrants, Exercisable ending	1,098,918
Weighted average exercise price, Exercisable ending (in Euro per share) | € / shares	€ 11.26
Potential shares from exercise of warrants, Exercisable ending	1,098,918